ASSETS HELD FOR SALE - Sale of Norte Brasil Transmissora de Energia S.A. - NBTE (Details) - Eletronorte to Leovac Participaes S.A. - Leovac R$ in Thousands	1 Months Ended
Sep. 30, 2021 BRL (R$)
Disclosure Of Sale Of Investees [Line Items]
Proportion of ownership interest in subsidiary	100.00%
Proportion of ownership interest owns	51.00%
Proceeds from sales of investment received the amount	R$ 740,382
Purchase from sale of investments negatively impacting the amount	R$ 108,092